IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of impairment of assets [text block]
Pre-Tax

Discount

rate
Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
16.47% 19.11% 16.93% 15.94% 12.58% 14.41% 13.92% 80.25%
December

2021
18.73% 17.76% 18.07% 14.63% 14.30% 12.45% 13.80% 113.75%
Post-Tax

Discount

rate
Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
12.76% 12.76% 12.76% 13.99% 12.58% 11.37% 11.19% 70.88%
December

2021
13.36% 13.36% 13.36% 11.44% 11.10% 9.11% 10.27% 58.70%
Terminal

Growth

rate

Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
4.31% 4.31% 4.31% 2.65% 6.29% 3.33% 3.88% 40.50%
December

2021
5.57% 5.57% 5.57% 5.78% 6.55% 1.94% 1.88% 39.35%

The carrying

amounts per

CGUs were

as follow:
Carrying

Amount
Thousand U.S
dollars
Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
157,831 14,584 16,535 79,610 31,242 59,153 35,991 1,778
December

2021
147,633 7,469 15,021 66,691 26,783 39,211 21,743 907
8)

IMPAIRMENT

OF ASSETS
As of

December

31,

2021,

the impairment

assessment

on goodwill

performed

by the

Atento

Group’s

management

indicated
that the carrying amount of goodwill

is recoverable, except

for Argentina,

where an impairment was

needed. Such assessment

was based
on

the

calculation

of

the

recoverable

amount

of

goodwill

through

the

calculation

of

the

expected

future

cash

flow

from

the

cash-
generating

units to which

goodwill is

allocated.
The

Atento

Group

carries

out

its

goodwill

impairment

tests

to all

CGUs

using

the

various

cash

-generating

units’

five-year
strategic

plans and budgets.

The five-year

plan used

as the basis

for

the impairment

test was approved

by the

board of

directors on

the
date of November

9
th

and 10
th , 2021.
Recoverable

amount is

based on value

in use calculated

using

cash flow from

projected

results adjusted

for amortization/depreciation,

finance

costs,

and taxes, based

on the last period,

and using

the expected

growth

rates obtained from

studies

published in the

sector
and assuming

growth to

be constant

from the fifth year onwards.

Estimated

cash flow

determined in

this manner

is discounted

using
the WACC

applicable

to that CGU.

Discount

rates represent the

current market

assessment

of the risks specific to

each CGU,

taking into

consideration

the time value of
money

and individual

risks of the underlying

assets

that have not been

incorporated in

the cash

flow estimates.

The discount

rate
calculation

is based on the

specific circumstances

of the Group and

its operating

segments

and is derived

from its weighted

average
cost of capital

(WACC).

The WACC

considers

both debt and

equity.
These tests

are performed

annually and

whenever it

is considered

that the recoverable

amount

of goodwill

may be impaired.
At December

31,

2021, the

tests

conducted

identified the

need of impairment

in the

value

of goodwill

of Argentina,

since the
related

recoverable amounts

calculated

using value

in use for

this specific CGU

was lower

than

the carrying

amount.

In Argentina,

the
deterioration

of

the economic

situation

and

high

discount

rates, made

discounted

cash

flow of the

operations

not enough

to cover

its
asset

base, resulting

in the

write-off

of Argentinian

2021

Goodwill,

by 1,961

thousand

U.S. dollars.

In all

other CGU,

the recoverable
amounts calculated

using value in

use were higher

than the carrying

amount

of the related cash

-generating units, even

after sensitivities
were

applied

to

the

variables

used

(1 p.p.

increase

in

WACC

or

1 p.p.

decrease

in

EBITDA

Margin

or

1 p.p.

decrease

in

Revenue
growth).

At December

31, 2020, all

CGUs passed

in the impairment

tests

with projections to support

all assets.
The calculation

of values

in use for

the CGUs is most

sensitive to

the revenues,

EBITDA and

discount

rates assumptions.
The

CGUs

revenues

projection

has

a

variation

based

on

management

expectations

growth

plus

inflation

and

the

EBITDA
margin variability

between 2022 and 2026

for each CGU goes

from -1.4p.p.

to +6.0p.p. This

means that no CGU

presented

an EBITDA
variation

between

2022 and 2026

higher

than +6.0p.p.,

or lower than

-1.4 p.p.
The pre-tax and

post

-tax

discount

rates, which factor

in country

and business

risks, and the projected

terminal

growth rates
were as

follows:
In the

event

of a

1% increase

in the

discount

rate (WACC)

used

to calculate

the recoverable

amount

of the

above

mentioned
CGUs

in

each

country,

with

the

other

variables

remaining

unchanged,

with

the

exception

of

Argentina

as

explained

above,

the
recoverable

amount

would still

be

higher than

the corresponding

carrying

amount.

As an

additional

sensitivity analysis,

assuming

that
there

is a

fall in

demand

or an

increase

in costs

and, as

such,

results

before

amortization/depreciation,

finance

cost

and

taxes margin,
with

all

other

variables

remaining

unchanged,

results

in

a

EBITDA

(used

for

estimating

cash

flow)

with

a

margin

drop

of

1%,

the
recoverable

amount

from

each

cash

generating

unit, with

exception

of Argentina,

would continue

to

be higher

than

its

corresponding
carrying

amount.